INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Investments in wealth management products	147,458,675	156,031,572	22,622,451
Time deposits	410,000,000	30,000,000	4,349,592
Total	557,458,675	186,031,572	26,972,043

Schedule of total unrealized and realized gains and losses of Investments in equity securities

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Total net (losses) recognized	(27,272,299)	(9,195,509)	(2,622,450)	(380,219)
Less: Net realized gains(losses) on equity securities sold	2,314,688	(452,014)	11,294,390	1,637,533
Net unrealized (losses) recognized on equity securities held	(29,586,987)	(8,743,495)	(13,916,840)	(2,017,752)

Summary of unrealized and realized gains and losses of equity securities in current assets with readily

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Total net (losses) gains recognized	(4,501,222)	15,623,340	(15,126,672)	(2,193,161)
Less: net realized gains on equity securities sold	4,746,032	14,058,448	—	—
Net unrealized (losses) recognized on equity securities held	(9,247,254)	1,564,892	(15,126,672)	(2,193,161)

Schedule of long-term investments

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Equity method investments
Shanghai Wiselong Enterprise Management Co., Ltd.	25,424,106	26,118,102	3,786,769
Other	10,787,859	8,495,562	1,231,741
Total equity method investments	36,211,965	34,613,664	5,018,510
Equity securities with readily determinable fair values	39,852,428	27,408,447	3,973,851
Equity securities without readily determinable fair values	6,233,255	9,826,143	1,424,657
Available-for-sale debt securities	106,493,137	103,706,206	15,035,986
Total	188,790,785	175,554,460	25,453,004

Schedule of total unrealized and realized gains and losses of equity securities without readily determinable

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Initial cost	3,523,212	51,523,212	7,470,164
Cumulative unrealized gains	2,710,043	302,931	43,921
Cumulative unrealized losses (including impairment)	—	(42,000,000)	(6,089,428)
Total carrying value	6,233,255	9,826,143	1,424,657

Reconciliation of investment from amortized cost to fair value

	As of December 31, 2021
			Gross
		Gross	unrecognized	Gross	Gross
	Amortized	unrecognized	holding	unrealized	unrealized
	cost	holding gains	losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB

Investments in wealth management products	147,458,675	—	—	—	—	147,458,675
Available-for-sale debt securities of Yibon	103,701,474	2,791,663	—	—	—	106,493,137

	As of December 31, 2022
			Gross
		Gross	unrecognized	Gross	Gross
	Amortized	unrecognized	holding	unrealized	unrealized
	cost	holding gains	losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB

Investments in wealth management products	156,031,572	—	—	—	—	156,031,572
Available-for-sale debt securities of Yibon	103,701,474	2,791,663	(2,786,931)	—	—	103,706,206